Redeemable Convertible Preferred Stock - Narrative (Details) - $ / shares		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017
Temporary Equity [Line Items]
Shares issued as stock dividend (in shares)	582,254
IPO
Temporary Equity [Line Items]
IPO price per share (in usd per share)	$ 22.00
Common stock
Temporary Equity [Line Items]
Shares converted into common stock (in shares)	25,370,616	24,844,349
Shares issued as stock dividend (in shares)		582,254